Operating Segments	12 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
24.	OPERATING SEGMENTS

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

As of March 31, 2025, 2024 and 2023

During the years ended March 31, 2025, 2024 and 2023, the operation segment of the Company is trading of proprietary digital assets and derivative contracts segment.

The trading of proprietary digital assets and derivative contracts segment’s results is equivalent to the Company’s results from continuing operation which are disclosed in the statement of profit or loss and comprehensive income (loss).

Geographical information

Revenue

For the years ended March 31, 2025, 2024 and 2023, the income from continuing operation of the Company is mainly generated from Hong Kong.

The revenue information above is based on the location of the customers’ country of incorporation.

Non-current assets

As of March 31, 2025 and 2024, all non-current assets of the Company are based in Hong Kong,

Major customers

As of March 31, 2025, 2024 and 2023, there was no concentration in the Company’s gross accounts receivables. For the years ended March 31, 2025, 2024 and 2023, there was no concentration in the Company’s revenues.